Asset Under Development (Tables)	9 Months Ended
Sep. 30, 2016
Research and Development [Abstract]
Schedule for Assets Under Development

(in thousands of $)	September 30, 2016	December 31, 2015
Purchase price installments (including other shipyard costs)	636,530	495,518
Interest costs capitalized (note 2)	43,370	4,187
Other costs capitalized	14,841	1,317
	694,741	501,022

Schedule of Estimated Outstanding Payments
As at September 30, 2016, the estimated timing of the outstanding payments in connection with the Hilli conversion are as follows:

(in thousands of $)	September 30, 2016
Payable within 3 months to December 31, 2016	22,730
Payable within 12 months to December 31, 2017	441,695
Payable within 12 months to December 31, 2018	23,121
487,546